Consolidated Statements of Comprehensive Loss ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 180,093	$ 27,600	¥ 121,814	¥ 66,487
Costs of revenues	(73,914)	(11,328)	(50,596)	(32,740)
Gross profit	106,179	16,272	71,218	33,747
Operating expenses:
Sales and marketing expenses	(37,186)	(5,699)	(26,855)	(20,174)
General and administrative expenses	(61,613)	(9,443)	(36,948)	(35,939)
Research and development expenses	(105,252)	(16,131)	(57,167)	(60,276)
Total operating expenses	(204,051)	(31,273)	(120,970)	(116,389)
Other operating income	6,576	1,008	3,407	8,293
Operating loss	(91,296)	(13,993)	(46,345)	(74,349)
Other expense
Interest income	3,795	582	883	1,057
Interest expenses	(2,337)	(358)	(837)	(564)
Foreign exchange gain/(loss)	(333)	(51)	109	70
Other incomes	1,227	188	440	1,690
Other expense	(3,127)	(479)	(1,416)	(8,129)
Total other expense	(775)	(118)	(821)	(5,876)
Loss before income tax and share of net loss from an equity investee	(92,071)	(14,111)	(47,166)	(80,225)
Income tax expenses	(206)	(32)	(754)	(76)
Loss before share of net loss from an equity investee	(92,277)	(14,143)	(47,920)	(80,301)
Share of net (loss)/gain from an equity investee	236	36	(74)	(162)
Net loss	(92,041)	(14,107)	(47,994)	(80,463)
Net (loss)/income attributable to non-controlling interests	(4,422)	(678)	551	(1,350)
Net loss attributable to EHang Holdings Limited	(87,619)	(13,429)	(48,545)	(79,113)
Modification of Redeemable Convertible Preferred Shares | ¥			(9,986)
Accretion to redemption value of redeemable convertible preferred shares			(17,262)
Net loss attributable to ordinary shareholders	¥ (87,619)	$ (13,429)	¥ (75,793)	¥ (79,113)
Net loss per ordinary share:
Basic and diluted | ¥ / shares				¥ (1.39)
Net loss per Class A and Class B ordinary share:
Basic and diluted | (per share)	¥ (0.80)	$ (0.12)	¥ (1.24)
Net loss per ADS (1 ADS equals 2 Class A ordinary shares):
Basic and diluted | (per share)	¥ (1.60)	$ (0.24)	¥ (2.48)
Shares used in net loss per share computation (in thousands of shares):
Basic and diluted | shares	109,563	109,563	61,136	56,792
Other comprehensive income/(loss)
Foreign currency translation adjustments net of tax of nil	¥ (9,974)	$ (1,529)	¥ 1,346	¥ 1,723
Unrealized gains on available-for-sale investments, net of tax of nil	1,729	265
Total other comprehensive income/(loss), net of tax	(8,245)	(1,264)	1,346	1,723
Comprehensive loss	(100,286)	(15,371)	(46,648)	(78,740)
Less: Comprehensive (loss)/income attributable to non-controlling interests	(4,422)	(678)	551	(1,350)
Comprehensive loss attributable to EHang Holdings Limited	(95,864)	(14,693)	(47,199)	(77,390)
Product [Member]
Revenues:
Revenues	176,060	26,982	90,843	34,225
Costs of revenues	(72,082)	(11,047)	(38,847)	(22,553)
Service [Member]
Revenues:
Revenues	4,033	618	30,971	32,262
Costs of revenues	¥ (1,832)	$ (281)	¥ (11,749)	¥ (10,187)